Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 1,583	$ 221	¥ 2,606